STOCKHOLDERS’ DEFICIT (Details Narrative 4) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company recognized stock-based compensation	$ 0	$ 0	$ 0	$ 0
Unvested stock option expense	$ 0	$ 0
Stock options granted	0	0	0
2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares reserved for future issuance	0.004	1